Earnings Per Share (Tables)	12 Months Ended
Aug. 31, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share

	For the year ended August 31,
	2015	2016	2017
	RMB	RMB	RMB
Numerator used in basic and diluted earnings per share:
Net (loss) earnings attributable to Bright Scholar Education Holdings Limited	(40,078)	(36,374)	172,050

Earnings available for future distribution	(40,078)	(36,374)	172,050

Shares (denominator):
Weighted average common shares outstanding used in computing basic and diluted earnings per share	92,590,000	96,983,360	104,839,041

Net (loss) earnings per share
Basic and diluted	(0.43)	(0.38)	1.64